Lincoln ChoicePlus II
Lincoln Life Variable Annuity Account N
individual variable annuity contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.lincolnlife.com

This Prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide re-tirement income that you cannot outlive or for an agreed upon time. These bene-fits may be a variable or fixed amount or a combination of both. If you die be-fore the annuity commencement date, we will pay your beneficiary a death bene-fit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed ac-count, we guarantee your principal and a minimum interest rate. We limit with-drawals and transfers from the contract. An interest adjustment may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you se-lect. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds (Series II Shares):
  AIM V.I. Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

Alliance Variable Products Series Fund (Class B):
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS Growth-Income Fund
  AFIS International Fund

Delaware Group Premium Fund (Service Class):
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Trend Series
  Delaware Premium U.S. Growth Series

Deutsche Asset Management VIT Funds:
  Deutsche VIT EAFE Equity Index
  Deutsche VIT Equity 500 Index
  Deutsche VIT Small Cap Index

Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Small Cap Fund
  Templeton Growth Securities Fund

Janus Aspen Series (Service Class):
  Aggressive Growth Portfolio
  Balanced Portfolio
  Worldwide Growth Portfolio

Lincoln National:
  Aggressive Growth Fund
  Bond Fund
  Capital Appreciation Fund
  Global Asset Allocation Fund
  International Fund
  Money Market Fund
  Social Awareness Fund

MFS(R) Variable Insurance Trust (Service Class):
  MFS Capital Opportunities Series
  MFS Emerging Growth Series
  MFS Total Return Series
  MFS Utilities Series

Neuberger Berman AMT:
  Mid-Cap Growth Portfolio
  Regency Portfolio

Putnam Variable Insurance Trust (Class IB):
  Growth & Income Fund
  Health Sciences Fund

Variable Insurance Products (Service Class 2):
  Fidelity(R) VIP Contrafund Portfolio
  Fidelity(R) VIP Equity-Income Portfolio
  Fidelity(R) VIP Growth Portfolio
  Fidelity(R) VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call1-888-868-2583. The SAI and other information about Lincoln Life and Ac-count N are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

August 17, 2001

Table of contents


                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information               10
-------------------------------------------------
Investment results                            15
-------------------------------------------------
Financial statements                          15
-------------------------------------------------
The Lincoln National Life Insurance Co.       15
-------------------------------------------------
Variable annuity account (VAA)                15
-------------------------------------------------
Investments of the variable annuity account   15
-------------------------------------------------
Charges and other deductions                  19
-------------------------------------------------
The contracts                                 21
-------------------------------------------------
Annuity payouts                               28
-------------------------------------------------



                                                                    Page
------------------------------------------------------------------------
Fixed side of the contract                                           30
------------------------------------------------------------------------
Federal tax matters                                                  31
------------------------------------------------------------------------
Voting rights                                                        35
------------------------------------------------------------------------
Distribution of the contracts                                        35
------------------------------------------------------------------------
Return privilege                                                     35
------------------------------------------------------------------------
State regulation                                                     35
------------------------------------------------------------------------
Records and reports                                                  35
------------------------------------------------------------------------
Other information                                                    36
------------------------------------------------------------------------
Legal Proceedings                                                    36
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account N Lincoln ChoicePlus II                              37
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Pro-spectus.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement in-come benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit, a 5% Step-Up Death Benefit or an Estate Enhancement Benefit Rider may be available.

Earnings -- The excess of contract value over purchase payments which have not yet been withdrawn from the contract.

Free amount -- The amount that may be withdrawn each contract year without in-curring a surrender charge.

Income4LifeSM solution -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) -- The Lincoln National Life Insurance Company.

Purchase payments -- Amounts paid into the contract.

Subaccount -- The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the con-tracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn): 7.0%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

Account fee: $35

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

An interest adjustment may be applied to the amount being withdrawn, surren-dered or transferred (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under Income4LifeSM solution for IRAs) from a fixed account guaranteed period amount. See Fixed side of the contract.

--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus II subaccounts:
(as a percentage of average daily net assets):

                            With Estate
                            Enhancement
                            Benefit     With Estate
                            Rider (EEB) Enhancement
                            in          Benefit
                            combination Rider (EEB)               With Enhanced
                            with 5%     Without 5%                Guaranteed
                            Step-Up     Step-Up     With 5%       Minimum
                            Death       Death       Step-Up       Death Benefit
                            Benefit     Benefit     Death Benefit (EGMDB)
Mortality and expense risk
 charge                        1.50%       1.45%        1.40%         1.25%
Administrative charge           .15%        .15%         .15%          .15%
                               -----       -----        -----         -----
Total annual charge for
 each subaccount               1.65%       1.60%        1.55%         1.40%

Annual expenses of the funds for the year ended December 31, 2000:
(as a percentage of each fund's average net assets):


                                                 Management               Other               Total
                                                 Fees (after any          Expenses (after     Expenses (after
                                                 waivers/          12b-1  any waivers/        any waivers/
                                                 reimbursements) + Fees + reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.80%        0.25%       0.06%               1.11%
-------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.36         0.25        0.02                0.63
-------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34         0.25        0.01                0.60
-------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.54         0.25        0.05                0.84
-------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)/1/                   0.61         0.25        0.22                1.08
-------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund (Series                         0.25
 II)/1/                                               0.73                     0.29                1.27
-------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (Series II)/1/                    0.61         0.25        0.23                1.09
-------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63         0.25        0.06                0.94
-------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00         0.25        0.05                1.30
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio                        0.25
 (class B)/2/                                         0.04                     0.91                1.20
-------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)/2/            1.00         0.25        0.08                1.33
-------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Service class)/3/                                   0.60         0.15        0.04                0.79
-------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (Service
 class)/3/                                            0.65         0.15        0.13                0.93
-------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Service class)/3/       0.54         0.15        0.31                1.00
-------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Service class)/3/                                   0.69         0.15        0.16                1.00
-------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Service                             0.15        0.11                1.00
 class)/3/                                            0.74
-------------------------------------------------------------------------------------------------------------
Delaware Premium U.S. Growth Series (Service
 class)/3/                                            0.65         0.15        0.09                0.89
-------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index/4/                     0.45         N/A         0.20                0.65
-------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index/4/                      0.20         N/A         0.10                0.30
-------------------------------------------------------------------------------------------------------------
eutsche VIT Small Cap Index/4/                        0.35         0.00        0.10                0.45
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio                  0.57         0.25        0.10                0.92
 (Service class 2)/5/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio               0.48         0.25        0.10                0.83
 (Service class 2)/5/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class       0.57         0.25        0.09                0.91
 2)/5/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service           0.72         0.25        0.18                1.15
 class 2)/5/
-------------------------------------------------------------------------------------------------------------

                                                 Management               Other               Total
                                                 Fees (after any          Expenses (after     Expenses (after
                                                 waivers/          12b-1  any waivers/        any waivers/
                                                 reimbursements) + Fees + reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund (class 2)/6/, /7/             0.49%        0.25%       0.28%               1.02%
-------------------------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio (Service         0.65         0.25        0.02                0.92
 class)/11/
-------------------------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio (Service class)/11/       0.65         0.25        0.02                0.92
-------------------------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio (Service          0.65         0.25        0.02                0.92
 class)/11/
-------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund               0.70         N/A         0.08                0.78
-------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45         N/A         0.09                0.54
-------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund            0.71         N/A         0.05                0.76
-------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund         0.72         N/A         0.22                0.94
-------------------------------------------------------------------------------------------------------------
Lincoln National International Fund                   0.80         N/A         0.16                0.96
-------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48         N/A         0.10                0.58
-------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                0.33         N/A         0.05                0.38
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities           0.75         0.20        0.16                1.11
 (Service Class) Series (Service class)/9/,
 /10/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series          0.75         0.20        0.10                1.05
 (Service class)/9/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series             0.75         0.20        0.15                1.10
 (Service class)/9/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service       0.75         0.20        0.16                1.11
 class)/9/
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio         0.84         N/A         0.14                0.98
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio/12/            0.85         N/A         0.25                1.10
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)             0.46         0.25        0.04                0.75
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)             0.70         0.25        0.09                1.04
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (class 2)/6/,        0.81         0.25        0.06                1.12
 /8/
-------------------------------------------------------------------------------------------------------------


 1) As these funds had not commenced operations by December 31, 2000, the ex-penses are annualized estimates.

 2) For the period January 1, 2000 through April 30, 2000, the adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07%, and 1.31%, respectively. Since the Small Cap Value Portfolio had not commenced operations by Decem-ber 31, 2000, the expenses are annualized estimates. The adviser has volun-tarily agreed to waive and/or reimburse certain expenses of the Small Cap Value Portfolio. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.25%, 0.91% and 2.16%.


 3) Effective May 1, 2001 through October 31, 2001 Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses (excluding any taxes, interest, brokerage fees, ex-traordinary expenses and 12b-1 fees) to the extent that total expenses will not exceed 0.75% for U.S. Growth; 0.80% for Growth and Income, High Yield; 0.85% for REIT, Small Cap Value, Trend. Without such an arrangement, the total operating expenses would have been 1.06% for Small Cap Value; 1.21% for REIT. DMC voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The Service Class shares are sub-ject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).




 4) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Ad-visor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily under-taken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are ac-crued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement with the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of the average daily net as-sets of the fund. Without the reimbursement to the funds for the year ended 12/31/00, total expenses would have been 0.34% for the Equity 500 Index Fund, 0.69% for the Small Cap Index Fund and 0.92% for the EAFE Equity Index Fund.


 5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's ex-penses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to re-duce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

 6) The Fund's class 2-distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

 7) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement ef-fective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

 8) The Fund administration fee is paid indirectly through the management fee.

 9) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' cus-todian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into ac-count, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.04% for Emerging Growth Series; 1.09% for Total Return Series; and 1.10% for Capital Opportunities and Utilities Series.

10) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, un-less changed with the consent of the board of trustees which oversees the series.

11) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.


12) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage com-mission and transaction costs, that exceed, in the aggregate, 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursement by NBMI under the agree-ments, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation. The Regency Portfolio had not commenced op-erations as of December 31, 2000, the expense figures for this Portfolio are estimated.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                              1 year 3 years 5 years 10 years
---------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                                $ 98   $137    $178     $312
---------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                            93    122     154      265
---------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                     93    121     152      262
---------------------------------------------------------------------------------------------
AFIS International (Class 2)                                     96    128     164      286
---------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II Shares)                               98    136     176      309
---------------------------------------------------------------------------------------------
AIM V.I. International Equity (Series II Shares)                100    141     185      328
---------------------------------------------------------------------------------------------
AIM V.I. Value (Series II Shares)                                98    136     177      310
---------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)                             97    131     169      296
---------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)                               100    142     187      330
---------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)                      99    139     182      321
---------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                   100    143     188      333
---------------------------------------------------------------------------------------------
Delaware Growth and Income (Service Class)                       95    127     162      281
---------------------------------------------------------------------------------------------
Delaware High Yield (Service Class)                              96    131     169      295
---------------------------------------------------------------------------------------------
Delaware REIT (Service Class)                                    97    133     172      302
---------------------------------------------------------------------------------------------
Delaware Small Cap Value (Service Class)                         97    133     172      302
---------------------------------------------------------------------------------------------
Delaware Trend (Service Class)                                   97    133     172      302
---------------------------------------------------------------------------------------------
Delaware U.S. Growth (Service Class)                             96    130     167      291
---------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index                                   94    123     155      267
---------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index                                    90    112     137      231
---------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index                                     92    117     144      440
---------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)                     96    131     168      294
---------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)                  95    128     164      285
---------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)                         96    131     168      293
---------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)                       97    134     173      304
---------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)                                     99    138     179      316
---------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio                             96    131     168      294
---------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio                                      96    131     168      294
---------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio                              96    131     168      294
---------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth                               95    127     161      280
---------------------------------------------------------------------------------------------
Lincoln National Bond                                            93    119     149      256
---------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation                            95    126     160      278
---------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation                         97    131     169      296
---------------------------------------------------------------------------------------------
Lincoln National International                                   97    132     170      298
---------------------------------------------------------------------------------------------
Lincoln National Money Market                                    93    121     151      260
---------------------------------------------------------------------------------------------
Lincoln National Social Awareness                                91    115     141      239
---------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)      98    137     178      312
---------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)            98    135     175      307
---------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)               98    136     177      311
---------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)                  98    137     178      312
---------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                    97    133     171      300
---------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                           98    136     177      311
---------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                        95    126     160      277
---------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                        98    134     174      306
---------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                            98    137     178      313
---------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                             $28     $87    $148     $312
------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                        23      72     124      265
------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                 23      71     122      262
------------------------------------------------------------------------------------------
AFIS International (Class 2)                                 26      78     134      286
------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II)                                  28      86     146      309
------------------------------------------------------------------------------------------
AIM V.I. International Equity (Series II)                    30      91     155      328
------------------------------------------------------------------------------------------
AIM V.I. Value (Series II)                                   28      86     147      310
------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)                         27      81     139      296
------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)                            30      92     157      330
------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)                  29      89     152      321
------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                30      93     158      333
------------------------------------------------------------------------------------------
Delaware Growth and Income (Service Class)                   25      77     132      281
------------------------------------------------------------------------------------------
Delaware High Yield (Service Class)                          26      81     139      295
------------------------------------------------------------------------------------------
Delaware REIT (Service Class)                                27      83     142      302
------------------------------------------------------------------------------------------
Delaware Small Cap Value (Service Class)                     27      83     142      302
------------------------------------------------------------------------------------------
Delaware Trend (Service Class)                               27      83     142      302
------------------------------------------------------------------------------------------
Delaware U.S. Growth (Service Class)                         26      80     137      291
------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index                               24      73     125      267
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index                                20      62     107      231
------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index                                 22      67     114      440
------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)                 26      81     138      294
------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)              25      78     134      285
------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)                     26      81     138      293
------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)                   27      84     143      304
------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)                                 29      88     149      316
------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio                         26      81     138      294
------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio                                  26      81     138      294
------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio                          26      81     138      294
------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth                           25      77     131      280
------------------------------------------------------------------------------------------
Lincoln National Bond                                        23      69     119      256
------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation                        25      76     130      278
------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation                     27      81     139      296
------------------------------------------------------------------------------------------
Lincoln National International                               27      82     140      298
------------------------------------------------------------------------------------------
Lincoln National Money Market                                23      71     121      260
------------------------------------------------------------------------------------------
Lincoln National Social Awareness                            21      65     111      239
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service
 Class)                                                      28      87     148      312
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)        28      85     145      307
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)           28      86     147      311
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)              28      87     148      312
------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                27      83     141      300
------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                       28      86     147      311
------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                    25      76     130      277
------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                    28      84     144      306
------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                        28      87     148      313
------------------------------------------------------------------------------------------

The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. These examples assume that the EEB with 5% Step-Up death benefit is in effect. These examples assume that fee waivers/reimbursements will continue for the length of time shown in the exam-ple. For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--Income4LifeSM solution for IRA contracts and Annuity payouts--including Income4LifeSM solution (Non-Qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual variable and/or inter-est adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. See The contracts. Certain bene-fits, features, and charges may vary in certain states. You should refer to your contract for any state-specific provisions.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase pay-ments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--De-scription of the funds.

Who invests my money? Several different investment advisers manage the invest-ment options. See Investments of the variable annuity account--Investment ad-visers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000.

We apply a charge to the daily net asset value of the VAA. There is an admin-istrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB, 1.40% for the 5% step-up death benefit, 1.45% for the EEB Rider (without 5% step-up), and 1.50% for the EEB Rider (in combination with 5% step-up). See Charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout peri-od. See The contracts and Annuity payouts.

For more information about the compensation we pay for sales of contracts. See The Contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your con-tract as a fixed option or variable option or a combination of both. See Annu-ity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive either the enhanced death benefit, the 5% Step-Up death benefit, or the EEB Rider, depending on which death benefit is in effect at the time of your death. Your beneficiary has options as to how the death benefit is paid. In the alterna-tive, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and Income4LifeSM Solutions (IRA).

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and with-drawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution be-fore age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation Unit Values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus II subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all in-cluded in the SAI.

                                                            *1998 1999    2000
--------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10.000
 . End of period............................................  N/A  N/A    6.920**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      687
--------------------------------------------------------------------------------
AFIS Growth Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10.000
 . End of period............................................  N/A  N/A    9.691**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A    2,867
--------------------------------------------------------------------------------
AFIS Growth-Income Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10.000
 . End of period............................................  N/A  N/A   11.279**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A    1,269
--------------------------------------------------------------------------------
AFIS International Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10.000
 . End of period............................................  N/A  N/A    6.845**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A    1,914
--------------------------------------------------------------------------------
AIM V.I. Growth Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A      N/A
 . End of period............................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      N/A
--------------------------------------------------------------------------------
AIM V.I. International Equity Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A      N/A
 . End of period............................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      N/A
--------------------------------------------------------------------------------
AIM V.I. Value Fund
Accumulation unit value
 . Beginning of period......................................  N/A  N/A      N/A
 . End of period............................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      N/A
--------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10,000
 . End of period............................................  N/A  N/A   12.485**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      763
--------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio
Accumulation unit value
 . Beginning of period......................................  N/A  N/A  $10.000
 . End of period............................................  N/A  N/A    8.941**
Number of accumulation units
 . End of period (000's omitted)............................  N/A  N/A      903
--------------------------------------------------------------------------------

                                                         *1998    1999    2000
--------------------------------------------------------------------------------
Alliance VP Small Cap Value Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Alliance VP Technology Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A $10.000
 . End of period.......................................     N/A     N/A   6.961**
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A   1,904
--------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period................................. $10.000 $10.021 $ 9.580
 . End of period.......................................  10.021   9.580  10.517
Number of accumulation units
 . End of period (000's omitted).......................      23     806   1,148
--------------------------------------------------------------------------------
Delaware Premium High Yield Series
Accumulation unit value
 . Beginning of period................................. $10.000 $ 9.970 $ 9.575
 . End of period.......................................   9.970   9.575   7.902
Number of accumulation units
 . End of period (000's omitted).......................      41     637     961
--------------------------------------------------------------------------------
Delaware Premium REIT Series
Accumulation unit value
 . Beginning of period................................. $10.000 $10.119 $ 9.718
 . End of period.......................................  10.119   9.718  12.585
Number of accumulation units
 . End of period (000's omitted).......................       9      73     296
--------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
Accumulation unit value
 . Beginning of period................................. $10.000 $10.489 $ 9.841
 . End of period.......................................  10.489   9.841  11.468
Number of accumulation units
 . End of period (000's omitted).......................      17     319     625
--------------------------------------------------------------------------------
Delaware Premium Trend Series
Accumulation unit value
 . Beginning of period................................. $10.000 $10.854 $18.244
 . End of period.......................................  10.854  18.244  16.751
Number of accumulation units
 . End of period (000's omitted).......................       7     878   3,206
--------------------------------------------------------------------------------
Delaware Premium U.S. Growth Series
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Deutsche EAFE Equity Index
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index
Accumulation unit value
 . Beginning of period................................. $10.000 $10.353 $12.299
 . End of period.......................................  10.353  12.299  11.008
Number of accumulation units
 . End of period (000's omitted).......................      91   3,772   5,910
--------------------------------------------------------------------------------

                                                         *1998    1999    2000
--------------------------------------------------------------------------------
Deutsche Small Cap Index
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
Accumulation unit value
 . Beginning of period................................. $10.000 $10.101 $10.588
 . End of period.......................................  10.101  10.588  11.320
Number of accumulation units
 . End of period (000's omitted).......................      37   1,473   2,578
--------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
Accumulation unit value
 . Beginning of period................................. $10.000 $10.605 $14.360
 . End of period.......................................  10.605  14.360  12.605
Number of accumulation units
 . End of period (000's omitted).......................      43   2,654   4,708
--------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Accumulation unit value
 . Beginning of period................................. $10.000 $10.106 $14.210
 . End of period.......................................  10.106  14.210  11.335
Number of accumulation units
 . End of period (000's omitted).......................      13     628   1,062
--------------------------------------------------------------------------------
Franklin Small Cap Fund
Accumulation unit value
 . Beginning of period.................................     N/A     N/A $10.000
 . End of period.......................................     N/A     N/A   7.540**
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     834
--------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Janus AS Balanced Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund
Accumulation unit value
 . Beginning of period.................................     N/A     N/A     N/A
 . End of period.......................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted).......................     N/A     N/A     N/A
--------------------------------------------------------------------------------

                                                          *1998    1999    2000
-------------------------------------------------------------------------------
Lincoln National Bond Fund
Accumulation unit value
 . Beginning of period.................................. $10.000 $10.095 $ 9.631
 . End of period........................................  10.095   9.631  10.530
Number of accumulation units
 . End of period (000's omitted)........................      46   1,260   2,348
-------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------
Lincoln National International Fund....................
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------
Lincoln National Money Market Fund
Accumulation unit value
 . Beginning of period.................................. $10.000 $10.034 $10.364
 . End of period........................................  10.034  10.364  10.840
Number of accumulation units
 . End of period (000's omitted)........................     348   1,721   2,790
-------------------------------------------------------------------------------
Lincoln National Social Awareness Funds
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------
MFS VT Capital Opportunities Series
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------
MFS VT Emerging Growth Series
Accumulation unit value
 . Beginning of period.................................. $10.000 $11.242 $19.557
 . End of period........................................  11.242  19.557  15.504
Number of accumulation units
 . End of period (000's omitted)........................       6   1,212   2,396
-------------------------------------------------------------------------------
MFS VT Total Return Series
Accumulation unit value
 . Beginning of period.................................. $10.000 $10.136 $10.303
 . End of period........................................  10.136  10.303  11.787
Number of accumulation units
 . End of period (000's omitted)........................      51   1,271   2,206
-------------------------------------------------------------------------------
MFS VT Utilities Series
Accumulation unit value
 . Beginning of period.................................. $10.000 $10.244 $13.213
 . End of period........................................  10.244  13.213  13.950
Number of accumulation units
 . End of period (000's omitted)........................      67   1,277   3,278
-------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
Accumulation unit value
 . Beginning of period..................................     N/A     N/A     N/A
 . End of period........................................     N/A     N/A     N/A
Number of accumulation units
 . End of period (000's omitted)........................     N/A     N/A     N/A
-------------------------------------------------------------------------------

                                                           *1998 1999    2000
-------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio
Accumulation unit value
 . Beginning of period.....................................  N/A  N/A      N/A
 . End of period...........................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)...........................  N/A  N/A      N/A
-------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund
Accumulation unit value
 . Beginning of period.....................................  N/A  N/A      N/A
 . End of period...........................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)...........................  N/A  N/A      N/A
-------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund
Accumulation unit value
 . Beginning of period.....................................  N/A  N/A      N/A
 . End of period...........................................  N/A  N/A      N/A
Number of accumulation units
 . End of period (000's omitted)...........................  N/A  N/A      N/A
-------------------------------------------------------------------------------
Templeton Growth Securities Fund
Accumulation unit value
 . Beginning of period.....................................  N/A  N/A  $10.000
 . End of period...........................................  N/A  N/A   11.029**
Number of accumulation units
 . End of period (000's omitted)...........................  N/A  N/A      155
-------------------------------------------------------------------------------

 *These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20, 1998) through December 31, 1998.

**These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (February 22, 2000) through December 31, 2000.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

The Lincoln National Life Insurance Co.

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct is-suance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana insurance companies, Special Pooled Risk Adminis-trators, Inc. a New Jersey company, and Lincoln Re S.A., an Argentinean corpo-ration. The sale should be completed by December 31, 2001.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the con-tract owner, are Lincoln Life's. The VAA satisfies the definition of a sepa-rate account under the federal securities laws. We do not guarantee the in-vestment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA generally invest in the same funds as the con-tracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by A I M Advi-sors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware Group Premium Fund Inc. ("Delaware Group"), managed by Delaware Man-agement Company.

Deutsche Asset Management VIT Funds, managed by Deutsche Asset Management Inc.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Templeton Growth Securities is managed by Templeton Global Advisors Limited.

Janus Aspen Series, managed by Janus Capital.

Lincoln National Funds, managed by Delaware Lincoln Investment Advisers ("DLIA"). The Social Awareness Fund is managed by Vantage Investment Advisers.

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Manage-ment & Research Company.

As compensation for their services to the fund, the investment advisers re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or adminis-tered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain in-vestment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the adviser or sub-adviser. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the adviser or sub-adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum. Focus on companies that have experienced above-average growth in earn-ings and have excellent prospects for future growth.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securi-ties and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of com-panies with relatively small market capitalizations.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware Premium Growth and Income Series: Seeks capital appreciation with current income as a secondary objective.

Delaware Premium High Yield Series: Seeks total return and, as a secondary ob-jective, high current income. The series invests in primarily high-yield cor-porate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware Premium Small Cap Value Series: Seeks capital appreciation by invest-ing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Trend Series: Seeks long-term capital appreciation by invest-ing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Delaware Premium U.S. Growth: Seeks to maximize capital appreciation by in-vesting in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

Deutsche VIT EAFE Equity Index: Seeks to replicate as closely as possible, be-fore expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Deutsche VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Deutsche VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.

Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser be-lieves is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).


Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by in-vesting primarily in foreign securities.

Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies. Small cap companies are gener-ally those with market cap values of less than $1.5 billion at time of pur-chase.

Janus AS Aggressive Growth Portfolio: Seeks long-term growth of capital. Pur-sues objective in common stocks selected for their growth potential and nor-mally invests at least 50% of its equity assets in medium sized companies.

Janus AS Balanced Portfolio: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primar-ily for their income potential.

Janus AS Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by in-vesting primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln National Aggressive Growth Fund: Seeks to maximize capital apprecia-tion. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a man-ner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consis-tent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign is-suers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an oc-casional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to be-come major enterprises.

MFS(R) Variable Trust Total Return Series: Seeks to provide above-average in-come consistent with the prudent employment of capital and to provide a reason-able opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primar-ily in common stocks of the companies in the health sciences industry.

Templeton Growth Securities Fund: Seeks long-term capital growth. Invests pri-marily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to trans-fer all or part of your investment from one subaccount to another, we may re-deem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the invest-ments of future purchase payments, or both. We may close subaccounts to alloca-tions of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be avail-able, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services --See Additional services and the SAI for more information on these programs), maintaining records, administering annu-ity payouts, furnishing accounting and valuation services (including the cal-culation and monitoring of daily subaccount values), reconciling and deposit-ing cash receipts, providing contract confirmations, providing toll-free in-quiry services and furnishing telephone and Internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For exam-ple, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining ex-penses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account.

Deductions from the VAA for Lincoln ChoicePlus II
We apply a charge to the daily net asset value of the VAA. There is an admin-istrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB, 1.40% for the 5% step-up death benefit, 1.45% for the EEB Rider (without 5% Step-up), and 1.50% for the EEB Rider (in combination with 5% Step-up).

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of other purchase payments that have been invested for the periods in-dicated as follows:

                                             Number of contract
                                             anniversaries since purchase
                                             payment was invested
-----------------------------------------------------------------------------
                                                  At least
                                             None 1   2   3   4   5   6   7+
Surrender charge as a percentage of the
 surrendered or withdrawn purchase payments  7%   6   5   4   3   2   1   0

A surrender charge does not apply to:

1. A surrender or withdrawal of a purchase payment beyond the seventh anniver-sary since the purchase payment was invested.

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase pay-ments;


3. A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of per-manent and total disability applies.

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender or withdrawal of any purchase payments as a result of admit-tance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs af-ter the effective date of the contract and the owner has been confined for at least 90 consecutive days.

6. A surrender or withdrawal of any purchase payments as a result of the diag-nosis of a terminal illness that is after the effective date of the con-tract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner.


7. A surrender of the contract as a result of the death of the contractowner or annuitant.

8. A surrender or withdrawal of a purchase payment for any contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lin-coln Financial Group, or any of the investment advisers of the funds cur-rently being offered, or their affiliated or managed companies (hereafter referred to as "Employees and Selling Group Members" and based up-on the contractowner's status at the time the contract was purchased), pro-vided the contract was not issued with the assistance of a sales representa-tive under contract with Lincoln Life.

9. Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

10. Periodic payments made under any annuity payout option made available by Lincoln Life.

11. Regular income payments made under Income4Life solution.

For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

 1. from purchase payments (on a FIFO basis) until exhausted; then

 2. from earnings until exhausted.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the follow-ing order:

 1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

 2. from earnings until exhausted; then

 3. from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recov-ered.

If the contractowner is a corporation or other non-individual (non-natural per-son), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services pro-vided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Employees or Selling Group Members.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions
Charges may also be imposed during the regular income and annuity payout peri-od. See Income4Life Solutions (IRA) and (Non-Qualified) and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lin-coln Life for certain expenses incurred in connection with certain administra-tive and distribution support services provided to the funds.

Additional information
The administrative charge, surrender charges and account fee described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the re-sult of economies associated with (1) the use of mass enrollment procedures,
(2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or infor-mation related to deposits on behalf of its employees or (4) any other circum-stances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The con-tract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for process-ing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 ($1500 for Employees and Selling Group Members). The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Pur-chase payments in total may not exceed $2 million without Lincoln Life approv-al. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase pay-ments may be made or, if stopped, resumed at any time until the annuity com-mencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (normally, 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are con-verted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valua-tion date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. Howev-er, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valua-tion period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to an-other. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (within and/or between the variable and fixed subaccounts) are lim-ited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may trans-fer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require cer-tain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your serv-ice pro- vider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all cir-cumstances. If you are experiencing problems, you should make your transfer re-quest by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

There is no charge to you for a transfer. Transfers are limited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
If you select Income4LifeSM solution your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date.

If you do not select Income4LifeSM solution, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.

Additional services
There are four additional services available to you under your contract: dol-lar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvest-ment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly ba-sis.

The automatic withdrawal service (AWS) provides for an automatic periodic with-drawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to an-other specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
The following provisions apply prior to the annuity commencement date.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the con-tingent annuitant, if named, becomes the annuitant and no death benefit is pay-able on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternative-ly, a death benefit may be paid to the contractowner (and joint owner, if ap-plicable, in equal shares).

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This approval of the death benefit will occur upon receipt of: (1) proof (e.g. an original certified death certifi-cate), or any other proof of death satisfactory to us, of the death; (2) writ-ten authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the benefi-ciary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date and the enhanced guaranteed minimum death benefit (EGMDB) is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, including any applicable charges, and premium tax incurred; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, including any applicable charges, and any premium taxes incurred on or subsequent to the contract anniversary on which the highest contract value is obtained.

5% Step-Up Death Benefit. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals, including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges, and premium tax incurred, if any, on or subsequent to the contract anniversary.


When applying for a contract, an applicant can request a contract with the 5% Step-Up death benefit. The 5% Step-Up death benefit is not available under contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance. If the 5% Step-Up death benefit is not elected at the time of issue, you cannot select it at a later time.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB, and we will stop deducting the charge for the 5% Step-Up as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

Estate Enhancement Benefit Rider ("EEB Rider")
The amount of death benefit payable under this Rider is the greatest of the following amounts:

(1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

(2) The sum of all purchase payments, minus all withdrawals, including any ap-plicable charges, and premium tax incurred, if any.

(3) The highest contract value on any contract anniversary (including the in-ception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transac-tions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is de-creased by partial withdrawals, including any applicable charges, and pre-mium taxes incurred, if any, on or after that contract anniversary on which the highest contract value is obtained.

(4) (Only if this Rider is elected in combination with the 5% Step-Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals, including any applicable charges, and premium tax in-curred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated sepa-rately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the de-ceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.


(5) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earn-ings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (5).]


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effec-tive. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

(1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

(2) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); minus

(3) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

(4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings imme-diately prior to the withdrawal.

The covered earnings limit equals 200% of:

(1) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); plus

(2) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

(3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings imme-diately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.

The EEB Rider may not be available in all states and is not currently avail-able for contracts sold as IRAs or Roth IRAs. Please check with your invest-ment representative regarding availability of this rider. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lin-coln Life prior to January 1, 2002 or six months after state approval, which-ever is later. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representa-tive.

General death benefit information
The EEB Rider (in combination with, or without, the 5% Step-Up), EGMDB and the 5% Step-Up death benefits are separate death benefit elections. Only one of these four death benefit elections may be in effect at any one time and these elections terminate if you elect an Income4LifeSM solution.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the de-ceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. If the contract is continued in this way, and the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the con-tract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first four amounts listed above and the total annual charge will be re-duced to 1.40% for EGMDB and 1.55% for 5% Step-up.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests; and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins re-ceiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending be-yond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive pay-ment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for pay-ment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction of the death benefit on the death of the annuitant. See The contracts--Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applica-ble.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home of-fice. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and with-drawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Lincoln Life reserves the right to surrender this contract if any withdrawal reduces the total contract value to a level at which this contract may be sur-rendered in accordance with applicable law for individual deferred annuities.

Income4LifeSM solution for IRA contracts
The Income4LifeSM solution for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, computed daily equal to an annual rate of 1.65% of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and a mortality and expense risk charge of 1.50%. The charge will begin on the effective date of the contract for new contracts issued with the Income4LifeSM solution. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowner's election for exist-ing contracts.

The Income4LifeSM solution is only available for IRA contracts (excluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4LifeSM solution at the time of application or at any time be-fore the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, an op-tion to start a new program under the Income4LifeSM solution may be provided. There is no guarantee that Income4LifeSM solution will be available in the fu-ture as we reserve the right to discontinue this option at any time.

Any prior death benefit election (i.e. EGMDB or 5% Step-Up) will terminate once you elect the Income4LifeSM solution.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If an Income4LifeSM solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity con-tract for transfers on or before the annuity commencement date. See The con-tracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

Regular Income. The Income4LifeSM solution option provides for variable, peri-odic regular income payments during a defined period of time (the "Access Peri-od"), and after the Access Period for as long as an annuitant is living. We de-termine the initial regular income payment based in part on the assumed invest-ment rate you choose. Subsequent regular income payments will be adjusted annu-ally with the performance of the subaccounts selected. For example, if net in-vestment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approxi-mately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.

Access Period. During the Access Period you select, you will be able to access your Account Value through withdrawals. We will establish the minimum (cur-rently 5 years) and maximum Access Periods at the time you elect the Income4LifeSM solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regu-lar income payments will be adjusted accordingly, and the Account Value remain-ing at the end of the new Access Period will be applied to continue regular in-come payments for your life.

Account Value. The initial Account Value is the contract value at the time you elect the Income4LifeSM solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annu-itant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax mat-ters--Tax treatment of qualified contracts. Withdrawals are subject to any ap-plicable interest adjustment and surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the con-tract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. If you die during the Access Period, the Income4LifeSM solution will terminate. Your beneficiary may start a new Income4LifeSM solution program. If your spouse was a measuring life and the spouse dies, the regular income pay-ment may be recalculated. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the ac-cumulation unit(s) on the next valuation date. This computation will occur fol-lowing receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purpos-es, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be noti-fied in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 6.50%. Alter-nate commission schedules are available with lower initial commission amounts based on purchase payments plus ongoing annual compensation of up to 1.00%. Upon annuitization, the commissions paid to dealers are a maximum of 4.00% of account annuitized and/or an annual continuing commission of up to 1.00% of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guar-antees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, mi-nus (b) the annuity units represented by each payout to the annuitant multi-plied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death bene-fit to a beneficiary. If you do, the beneficiary cannot change this payout op-tion. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the Income4LifeSM solution), including options that may be offered that do not have a life contingency and therefore no mortality risk.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date, less any applicable premium taxes;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information
The EGMDB, 5% Step-Up and the Estate Enhanced Benefit Rider are not available after the annuity commencement date. The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity com-mencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Income4LifeSM solution
(Non-qualified annuity contracts ONLY)
We also offer a variable annuity payout option for non-qualified contracts. The Income4LifeSM solution, when available in your state, is subject to a charge, computed daily of an annual rate of 1.65% of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and a mor-tality and expense risk charge of 1.50%. The charge will begin on the effec-tive date of the contract for new contracts issued with the Income4LifeSM so-lution. The charge will begin fourteen days prior to the date the initial reg-ular income payment is due based on the contractowners election for existing contracts.

If your contract value is at least $50,000, you may elect the Income4LifeSM solution at the time of application or at any time before the annuity com-mencement date by sending a written request to our home office. The fixed ac-count is not available with the Income4LifeSM solution. Additional purchase payments will not be accepted after Income4LifeSM is elected. There is no guarantee that Income4LifeSM will be available in the future as we reserve the right to discontinue this option at any time.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.

Regular Income. The Income4LifeSM solution provides for variable, periodic regular income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We deter-mine the initial regular income payment based in part on the assumed invest-ment rate you choose. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the as-sumed rate, the regular income payment will increase by approximately 3%. Con-versely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax mat-ters--Taxation of annuity payouts.

Access Period. During the Access Period you select, you will be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4LifeSM solution. Generally, shorter Access Periods will pro-duce a higher initial regular income payment than longer Access Periods.

Account Value. The initial Account Value is the contract value on the Valua-tion Date the Income4LifeSM solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any an-nuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account Value by the amount of the withdrawal, and all sub-sequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise there is no survivor benefit.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain pro-visions of the federal securities laws relating to the accuracy and complete-ness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the con-tract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an in-terest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. The minimum amount of any pur-chase payment that can be allocated to a fixed subaccount is $2,000. Each pur-chase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaran-teed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calen-dar years in the fixed subaccount's guaranteed period. Interest will be cred-ited daily at a guaranteed rate that is equal to the effective annual rate de-termined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previ-ous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written elec-tion may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not sub-ject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averag-ing, cross-reinvestment, portfolio rebalancing or regular income under Income4LifeSM solution transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower pay-ment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The interest adjustment is calculated by multiplying the transaction amount by:


                                    (1+A)n
                                     ----    -1
                                   (1+B+K)n


where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining pe-riods of one year or less, the yield rate for a one year U.S. Treasury secu-rity is used.

K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indi-rect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a sub-stantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any ad-justment will be lower than otherwise, to compensate for this factor. Similar-ly, if interest rates rise, any negative adjustment will be greater than oth-erwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corpora-tion or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately di-versified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment op-tions will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to exist-ing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is pos-sible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in your contract value un-til there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive exceeds your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include with-drawals, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the ex-tent it exceeds your purchase payments not previously received. The new own-er's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract may provide an additional death benefit for which you pay a charge. It is possible that the tax law may treat all or a portion of the ad-ditional charge as a contract withdrawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 raises limits on the amount of purchase payments that can be made to most qualified plans and qualified contracts. The new law also increases the transferability of assets between these various plans and contracts. Your tax advisor should be contacted concerning the ramifications of this new law upon you.

Types of qualified contracts and terms of contracts
Currently, we may issue contracts in connection with the following types of qualified plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions con-tradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.

 . Under Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concern-ing required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distribution. Please contact you tax adviser regarding the tax ramification.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The di-rect rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB or 5% Step-Up death benefit from being provided under the contracts when we issue the con-tract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of these death benefits under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you. Further guidance from the IRS may cause us to limit the availability of one or more of these death benefit options.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an expla-nation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law
The above discussion is based on the tax code, IRS regulations and interpreta-tions existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the in-structions of contractowners who have interests in any subaccounts which in-vest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a re-sult we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancil-lary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or interest adjustment will ap-ply. A purchaser who participates in the VAA is subject to the risk of a mar-ket loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The court has approved the settlement and it is now final.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the fi-nancial position of Lincoln Life.

Statement of additional information table of contents for Separate Account N

Item
----------------------------------------------------
General information and history of Lincoln Life  B-2
----------------------------------------------------
Special terms                                    B-2
----------------------------------------------------
Services                                         B-2
----------------------------------------------------
Principal underwriter                            B-2
----------------------------------------------------
Purchase of securities being offered             B-2

--------------------------------------------------------------------------------




Item
---------------------------------------
Calculation of investment results  B-2
---------------------------------------
Annuity payouts                    B-9
---------------------------------------
Advertising and sales literature   B-11
---------------------------------------
Additional services                B-13
---------------------------------------
Other information                  B-14
---------------------------------------
Financial statements               B-14


For a free copy of the SAI please see page one of this booklet.

--------------------------------------------------------------------------------
 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus II).

                                 (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City _____________________________________________ State _______  Zip _________

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, In-diana 46801.

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

      Incorporated herein by reference to Post-Effective Amendment No. 9, filed on August 8, 2001.